Average Annual Total Returns - FidelitySAIInternationalSMACompletionFund-PRO - FidelitySAIInternationalSMACompletionFund-PRO - Fidelity SAI International SMA Completion Fund	Dec. 30, 2023
Fidelity SAI International SMA Completion Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(28.32%)
Since Inception	2.69%	[1]
Fidelity SAI International SMA Completion Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(28.42%)
Since Inception	2.17%	[1]
Fidelity SAI International SMA Completion Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(16.47%)
Since Inception	2.22%	[1]
MS001
Average Annual Return:
Past 1 year	(14.27%)
Since Inception	3.22%	[1]

[1]	AFrom April 11, 2019.